Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Preferred Shares
Preferred Shares - Par Value	$ 0.01	$ 0.01
Preferred Shares - Shares Authorized	25,000,000	25,000,000
Preferred Shares - Shares Issued	0	0
Preferred Shares - Shares Outstanding	0	0
Common Shares
Common Shares - Par Value	$ 0.01	$ 0.01
Common Shares - Shares Authorized	300,000,000	300,000,000
Common Shares - Shares Issued	96,073,197	92,627,349
Common Shares - Shares Outstanding	96,066,226	92,285,986
Treasury Stock
Treasury Stock - Shares	6,971	341,363
8.30% 2022 Notes
Unamortized debt issuance costs	$ 1,179	$ 1,590
Long-term Debt
Unamortized debt issuance costs	15,098	10,997
Capital Lease Obligations
Unamortized debt issuance costs	$ 3,936	$ 2,975